Lease Receivables - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Leases Disclosure [Line Items]
Capital lease receivables	¥ 31,258	¥ 34,369
Minimum
Leases Disclosure [Line Items]
Lease receivable terms (in years)	1 year
Maximum
Leases Disclosure [Line Items]
Lease receivable terms (in years)	7 years
TA Triumph-Adler AG
Leases Disclosure [Line Items]
Capital lease receivables	¥ 28,086	¥ 31,719